NOTE 12 - Share Capital: Schedule of Share Capital (Details) - shares	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Shares, Outstanding	17,327,716	13,676,798		13,163,316
Common Stock
Shares, Outstanding	17,327,716	13,676,798	[1]	13,163,316

[1]	See also Note 12b